UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Australia (1.7%)

BHP Billiton PLC	181,935	$5,051,212

		5,051,212
Austria (1.6%)

voestalpine AG	122,544	4,843,302

		4,843,302
Belgium (4.4%)

Anheuser-Busch InBev NV	89,240	9,899,348

Solvay SA	22,531	3,454,161

		13,353,509
France (19.3%)

Air Liquide SA	32,463	3,946,781

Airbus Group NV	75,621	4,746,730

Alcatel-Lucent(NON)(S)	805,762	2,488,431

BNP Paribas SA	114,286	7,557,555

Eurazeo SA	38,508	2,770,755

Faurecia	85,731	2,730,320

Gaztransport Et Technigaz SA	41,480	2,453,735

Iliad SA	10,815	2,270,316

Natixis	788,745	5,424,984

Numericable Group SA(NON)(S)	40,462	2,158,730

Renault SA	37,563	2,711,293

Sanofi	127,378	14,370,173

Veolia Environnement SA	307,748	5,401,401

		59,031,204
Germany (9.5%)

Biotest AG-Vorzugsaktien (Preference)(S)	21,306	2,153,616

Deutsche Post AG	199,037	6,365,239

HeidelbergCement AG	37,075	2,449,797

Henkel AG & Co. KGaA (Preference)	63,906	6,381,491

Siemens AG	66,258	7,897,055

Wacker Chemie AG	27,172	3,284,525

Zalando SE (acquired 9/30/13, cost $313,871) (Private)(F)(RES)(NON)	13,090	319,920

Zalando SE(NON)	10,178	276,390

		29,128,033
Ireland (4.4%)

Bank of Ireland(NON)	7,787,426	3,050,618

Hibernia REIT PLC(NON)(R)	1,585,480	2,303,391

Kerry Group PLC Class A	65,032	4,585,766

Smurfit Kappa Group PLC	165,970	3,636,945

		13,576,720
Italy (4.4%)

Beni Stabili SpA (Rights)(NON)	3,223,381	67,176

Beni Stabili SpA(R)	3,223,381	2,258,977

Luxottica Group SpA	66,580	3,459,529

Telecom Italia SpA RSP	3,876,579	3,435,681

UniCredit SpA	543,586	4,256,829

		13,478,192
Netherlands (2.5%)

ING Groep NV GDR(NON)	527,444	7,502,252

		7,502,252
Norway (2.2%)

DNB ASA	366,438	6,853,025

		6,853,025
Spain (3.2%)

Atresmedia Corporacion de Medios de Comunicacion SA(S)	208,978	3,178,607

Banco de Sabadell SA	1,058,341	3,105,567

International Consolidated Airlines Group SA(NON)	579,517	3,446,304

		9,730,478
Sweden (3.2%)

Assa Abloy AB Class B	90,697	4,651,032

Com Hem Holding AB(NON)	321,795	2,344,546

Intrum Justita AB	98,537	2,770,221

		9,765,799
Switzerland (8.2%)

Barry Callebaut AG	2,523	2,796,114

Compagnie Financiere Richemont SA	45,603	3,737,060

Nestle SA	64,701	4,745,799

Partners Group Holding AG	10,339	2,723,092

Roche Holding AG-Genusschein	37,650	11,148,243

		25,150,308
United Kingdom (33.1%)

Admiral Group PLC	108,245	2,244,029

Associated British Foods PLC	112,128	4,857,638

AstraZeneca PLC	119,434	8,556,749

BG Group PLC	258,582	4,756,546

Britvic PLC	308,551	3,323,463

BT Group PLC	666,456	4,082,354

Compass Group PLC	295,741	4,776,455

Experian PLC	174,590	2,773,254

Genel Energy PLC(NON)	174,196	2,355,848

HSBC Holdings PLC	149,157	1,518,024

Kingfisher PLC	700,953	3,673,777

Liberty Global PLC Ser. C	62,735	2,573,076

Metro Bank PLC (acquired 1/15/14, cost $611,361) (Private)(F)(RES)(NON)	28,721	595,711

Persimmon PLC	168,439	3,620,298

Prudential PLC	336,097	7,464,981

Regus PLC	894,935	2,458,302

Royal Dutch Shell PLC Class A	420,380	16,034,195

St James's Place PLC	206,595	2,429,299

Telecity Group PLC(S)	330,003	3,988,742

Thomas Cook Group PLC(NON)	1,292,198	2,475,713

TSB Banking Group PLC(NON)(S)	650,382	2,917,166

TUI Travel PLC	591,252	3,713,522

Vodafone Group PLC	1,379,541	4,547,418

WPP PLC	270,748	5,415,532

		101,152,092
United States (1.0%)

Google, Inc. Class C(NON)	5,314	3,068,091

		3,068,091

Total common stocks (cost $288,679,809)		$301,684,217

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	8,258,740	$8,258,740

Putnam Short Term Investment Fund 0.06%(AFF)	4,490,420	4,490,420

Total short-term investments (cost $12,749,160)		$12,749,160

TOTAL INVESTMENTS

Total investments (cost $301,428,969)(b)		$314,433,377

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $305,727,521.
(b)	The aggregate identified cost on a tax basis is $301,629,339, resulting in gross unrealized appreciation and depreciation of $29,336,497 and $16,532,459, respectively, or net unrealized appreciation of $12,804,038.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $915,631, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,379,233	$30,939,012	$34,827,825	$839	$4,490,420
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $8,258,740, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,799,559.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.3%
	Consumer discretionary	14.7
	Consumer staples	12.0
	Health care	11.9
	Industrials	11.5

	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$5,051,212	$—
Austria	—	4,843,302	—
Belgium	—	13,353,509	—
France	—	59,031,204	—
Germany	—	28,808,113	319,920
Ireland	—	13,576,720	—
Italy	—	13,478,192	—
Netherlands	—	7,502,252	—
Norway	—	6,853,025	—
Spain	—	9,730,478	—
Sweden	—	9,765,799	—
Switzerland	—	25,150,308	—
United Kingdom	2,573,076	97,983,305	595,711
United States	3,068,091	—	—
Total common stocks	5,641,167	295,127,419	915,631
Short-term investments	4,490,420	8,258,740	—

Totals by level	$10,131,587	$303,386,159	$915,631

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014